1295140

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Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption state exemption unless such exemption is predicated on the filing of a federal notice.

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

05045812

PROCESSED
MAR 03 2005
THOMSON FINANCIAL

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

BB & L Capital's ***Termination*** of Regulation D Offering

Name of Offering (check if this is an amendment and name has changed, and indicate change.)

Filing Under (Check box(es) that apply): [X] Rule 504 [ ] Rule 505 [ ] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [ ] New Filing [x] Amendment

Filing to terminate Reg D offering. All subscriptions monies have been returned to subscribers.

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

BB & L Capital, Inc.

Name of Issuer (check if this is an amendment and name has changed, and indiciate change.)

1590 Fourth Street, Ste 100 Minden, NV 89423

Address of Executive Offices (Number and Street, City, State, Zip Code)

(661) 837-8500

Telephone Number (Including Area Code)

1601 New Stine Rd, Ste 180, Bakersfield, CA, 93309

Address of Principal Business Operations (Number and Street, City, State, Zip Code)

Telephone Number (Including Area Code)
(if different from Executive Offices)

BB & L Capital, Inc. is a holding company, and leases assets, for a fee, to another company. BB & L Capital, intends to help it's lessee, manage and market the primary lessee's business. In doing so, BB & L Capital's income should grow with an increase in leasing fees payable by the lessee to BB & L Capital, Inc.

Brief Description of Business

Type of Business Organization

[x] corporation
[ ] business trust
[ ] limited partnership, already formed
[ ] limited partnership, to be formed
[ ] other (please specify):

	Month	Year		
Actual or Estimated Date of Incorporation or Organization:	Sept	2002	[x] Actual	[ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) NV

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply:	[x] Promoter	[x] Beneficial Owner	[x] Executive Officer	[x] Director	[ ] General and/or Managing Partner

Gatschet, William C

Full Name (Last name first, if individual)

160 Greenbrier Townhouse Way, Las Vegas, NV, 89121

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply:	[ ] Promoter	[x] Beneficial Owner	[ ] Executive Officer	[ ] Director	[ ] General and/or Managing Partner

Menna, Laurence E

Full Name (Last name first, if individual)

3100 Ashe Rd, # 111, Bakersfield, CA, 93309

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[x] Executive Officer	[x] Director	[ ] General and/or Managing Partner

Gatschet, M Elizabeth

Full Name (Last name first, if individual)

160 Greenbrier Townhouse Way, Las Vegas, NV, 89121

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[x] Director	[ ] General and/or Managing Partner

St Claire, Dale L

Full Name (Last name first, if individual)

1900 Truxtun Ave, Ste B, Bakersfield, CA, 93301

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[x] Director	[ ] General and/or Managing Partner

Maxine Turner

Full Name (Last name first, if individual)

112 Loma Vista, Taft, CA 93268

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[x] Director	[ ] General and/or Managing Partner

Bernell A Whitaker

Full Name (Last name first, if individual)

2507 Spruce St, Bakersfield, CA 93301

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[ ] Director	[ ] General and/or Managing Partner

N/A

Full Name (Last name first, if individual)

N/A

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?........ Yes [x] No [ ]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?...................... $ 10,000

3. Does the offering permit joint ownership of a single unit?.. Yes [x] No [ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ¨ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0	$ 0
Equity	$ 237,000	$ 60,000
[x] Common [ ] Preferred		
Convertible Securities (including warrants)	$ 0	$ 0
Partnership Interests	$ 0	$ 0
Other (Specify).	$ 0	$ 0
Total	$ 237,000	$ 60,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	2	$ 60,000
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)	0	$ 0

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$ 0

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees [ ] $ 0

Printing and Engraving Costs	[x] $ 100
Legal Fees	[x] $ 1,550
Accounting Fees	[x] $ 350
Engineering Fees	[ ] $ 0
Sales Commissions (specify finders' fees separately)	[ ] $ 0
Other Expenses (identify) ______	[ ] $ 0
Total	[ ] $ 2,000

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 235,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[x] $ 50,000	[ ] $ 0
Purchase of real estate	[ ] $ 0	[ ] $ 0
Purchase, rental or leasing and installation of machinery and equipment	[ ] $ 0	[x] $ 6,500
Construction or leasing of plant buildings and facilities	[ ] $ 0	[ ] $ 0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ] $ 0	[ ] $ 0
Repayment of indebtedness	[ ] $ 0	[ ] $ 0
Working capital	[ ] $ 0	[ ] $ 118,000
Other (specify): Marketing	[ ] $ 0	[x] $ 60,000
Legal Fees	[ ] $	[x] $ 500
Column Totals	[x] $ 50,000	[x] $ 185,000
Total Payments Listed (column totals added)	[x] $ 235,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the

information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
BB & L Capital, Inc.	[signature]	02/18/05
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
William C Gatschet	President	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? Yes [ ] No [X]

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239,500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
BB & L Capital, Inc.	[signature]	02/18/05
Name of Signer (Print or Type)	Title (Print or Type)	
William C Gatschet	President	

Instruction:

Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.